ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2023	2022
Current
Accounts payable	$4,234	$4,099
Accrued and other liabilities (1) (2)	5,194	5,792
Lease liabilities	266	332
Financial liabilities (3)	278	352
Insurance liabilities	433	357
Work in progress (4)	481	1,175
Provisions and decommissioning liabilities (5)	689	770
Liabilities associated with assets held for sale	23	42
Total current	$11,598	$12,919
Non-current
Accounts payable	$94	$90
Accrued and other liabilities (2)	1,692	1,623
Lease liabilities	1,104	1,274
Financial liabilities (3)	1,894	2,141
Insurance liabilities	1,501	1,545
Work in progress (4)	20	49
Provisions and decommissioning liabilities (5)	475	789
Total non-current	$6,780	$7,511
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(1)Includes bank overdrafts of $558 million as at December 31, 2023 (2022: $636 million).
(2)Includes post-employment benefits of $250 million ($7 million current and $243 million non-current) as at December 31, 2023 and $642 million ($20 million current and $622 million non-current) as at December 31, 2022.
(3)Includes financial liabilities of $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 and $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 related to the failed sale and leaseback of hospitals. During the year, a gain of $341 million was recognized in other income (expense), net in the consolidated statement of operating results from the extinguishment of a liability related to leased hospitals. Concurrent with the extinguishment of this liability, the partnership entered into a new failed sale leaseback arrangement with a different counterparty for the same hospitals.
(4)See Note 16 for additional information.
(5)Includes decommissioning liabilities of $170 million (2022: $443 million) primarily from the partnership’s natural gas production and advanced energy storage operation. The liabilities were determined using a discount rate between 3.5% and 9.0% (2022: 2.8% and 8.5%) and an inflation rate between 2.0% and 2.3% (2022: 2.0% and 3.0%), determined as appropriate for the underlying assets.
Included within accounts payable and other at December 31, 2023 was $1,370 million of lease liabilities (2022: $1,606 million). Interest expense on lease liabilities was $69 million for the year ended December 31, 2023 (2022: $63 million).
The partnership’s exposure to currency and liquidity risk related to accounts payable and other is disclosed in Note 27.
The following table presents the change in the provision balances for the years ended December 31, 2023 and 2022 :

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2022	$665	$232	$716	$1,613
Additional provisions recognized	5	236	525	766
Reduction arising from payments/derecognition	(12)	(277)	(262)	(551)
Accretion expenses	16	—	—	16
Change in discount rate	(214)	—	(12)	(226)
Change in other estimates	(3)	(6)	—	(9)
Foreign currency translation	(14)	(7)	(29)	(50)
Balance at December 31, 2022	$443	$178	$938	$1,559
Additional provisions recognized	2	291	233	526
Reduction arising from payments/derecognition	(11)	(238)	(263)	(512)
Accretion expenses	17	—	18	35
Change in discount rate	(57)	—	—	(57)
Change in other estimates	(23)	(2)	10	(15)
Dispositions	(204)	(23)	(149)	(376)
Foreign currency translation	3	3	(2)	4
Balance at December 31, 2023	$170	$209	$785	$1,164